Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill And Customer Relationship

	Goodwill	Customer relationships	Total
	S$’000	S$’000	S$’000
Cost:
At January 1, 2022	—	—	—
Recognition on acquisition of subsidiary	1,057	1,867	2,924

At December 31, 2022 and 2023	1,057	1,867	2,924
Accumulated amortization:
At January 1, 2022 and December 31, 2022	—	—	—
Amortization for the year	—	(218)	(218)

At December 31, 2023	—	(218)	(218)

Carrying amount:
At December 31, 2022	1,057	1,867	2,924

At December 31, 2023	1,057	1,649	2,706